CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 983,168,898	$ 141,166,599	¥ 39,440,897	¥ 2,126,676
Cost of revenues	753,004,179	108,118,798	43,530,708	1,270,544
Gross profit (loss)	230,164,719	33,047,801	(4,089,811)	856,132
Operating expenses:
Selling and marketing expenses	24,431,649	3,507,976	5,119,072	108,567
General and administrative expenses	53,197,248	7,638,235	24,121,823	3,187,033
Research and development expenses	131,851,602	18,931,683	145,455,181	34,476,484
Total operating expenses	209,480,499	30,077,894	174,696,076	37,772,084
Income (loss) from operations	20,684,220	2,969,907	(178,785,887)	(36,915,952)
Other expenses (income):
Finance expense (income)	(4,407,504)	(632,844)	509,764	3,747
Interest income	(2,005,580)	(287,968)	(3,495,208)	(17,915)
Other expenses (income)	(4,021,582)	(577,432)	(855,959)	800,000
Total other expense (income)	(10,434,666)	(1,498,244)	(3,841,403)	785,832
Income (loss) before income tax provision	31,118,886	4,468,151	(174,944,484)	(37,701,784)
Income tax provision	0	0	0	2,293
Net income (loss)	31,118,886	4,468,151	(174,944,484)	(37,704,077)
Comprehensive income (loss):
Net income (loss)	31,118,886	4,468,151	(174,944,484)	(37,704,077)
Other comprehensive income (loss)
Foreign currency translation adjustment	4,566,656	655,695	(2,467,327)	0
Total comprehensive income (loss)	¥ 35,685,542	$ 5,123,846	¥ (177,411,811)	¥ (37,704,077)
Net income (loss) per ordinary share:
Basic | (per share)	¥ 0.29	$ 0.04	¥ (1.95)	¥ (0.48)
Diluted | (per share)	¥ 0.29	$ 0.04	¥ (1.95)	¥ (0.48)
Weighted average number of shares used in per share calculation:
Basic	106,488,996	106,488,996	89,877,975	79,249,000
Diluted	106,615,210	106,615,210	89,877,975	79,249,000